GOODWILL AND INTANGIBLE ASSETS (Details - Patents) - DPTI Patents [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Patents	$ 904,269	$ 904,269
Less: accumulated amortization	(752,662)	(701,634)
Patents, net	$ 151,607	$ 202,635